                                                                       September 10, 2004

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      The Prudential Variable Contract Account GI-2
                  File No. 811-07545

                  Prudential Group Variable Universal Life
                  File No. 333-01031

Dear Commissioners:

        On behalf of Prudential Insurance Company of America and The Prudential Variable Contract Account GI-2 (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2004 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act. Also, in accordance with Rule 38A-1, attached are the cover letters under which semi-annual reports were mailed to contractowners of record.

        In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: The Prudential Series Fund, Inc.: Conservative Balanced, Diversified Bond, Equity, Flexible Managed, Global, Government Income, High Yield Bond, Money Market, Natural Resources, Jennison, Small Capitalization Stock, Stock Index, Prudential Value Portfolio and Zero Coupon Bond 2005 Portfolios; AllianceBernstein Variable Products Series Fund, Inc. (Series I Shares): AllianceBernstein Premier Growth, AllianceBernstein Real Estate Investment Portfolios; American Century Variable Portfolios, Inc.: VP Balanced, VP International, VP Value Portfolios; Dreyfus Variable Investment Funds – Initial Shares: Disciplined Stock, Developing Leaders Portfolio; Franklin Templeton Variable Insurance Products Trust (Class 2 Shares): Templeton Developing Markets Securities, Templeton Foreign Securities Funds; Janus Aspen Series (Institutional Shares): Mid Cap Growth, Balanced, Flexible Income, Growth, International Value Growth, Worldwide Growth Portfolios; JPMorgan Series Trust II: J.P. Morgan Bond, J.P. Morgan U.S. Large Cap Core Equity Portfolio, J.P. Morgan International Equity, J.P. Morgan Small Company Portfolios; Lazard Retirement Series, Inc.: Small Cap Portfolio; MFS Variable Insurance Trust (Initial Class Shares): MFS Bond, MFS Emerging Growth, MFS Strategic Income, MFS Research Series; Neuberger Berman Advisers Management Trust: AMT Limited Maturity Bond, AMT Partners Portfolios; Scudder Variable Series II: Scudder Government Securities, Scudder High Income Portfolios; T. Rowe Price Equity Series Inc.: Equity Income, Mid-Cap Growth, New America Growth Portfolios.

Filer/Entity:           AllianceBernstein Variable Products Series Fund
Registration No.:       811-05398
CIK No.:                0000825316
Accession No.:          0000936772-04-000175
Date of Filing:         8/25/04

Filer/Entity:           American Century Variable Portfolios, Inc.
Registration No.:       811-05188
CIK No.:                0000814680
Accession No.:          0000814680-04-000021
Date of Filing:         8/24/04

Filer/Entity:           Dreyfus Variable Investment Funds, Inc.
Registration No.:       811-05125
CIK No.:                0000813383
Accession No.:          0000813383-04-000015
Date of Filing:         8/17/04

Filer/Entity:           The Dreyfus Socially Responsible Growth Fund, Inc.
Registration No.:       811-07044
CIK No.:                0000890064
Accession No.:          0000890064-04-000010
Date of Filing:         8/30/04

Filer/Entity:           Franklin Templeton Variable Insurance Products Trust
Registration No.:       811-05583
CIK No.:                0000837274
Accession No.:          0001193125-04-146411
Date of Filing:         8/25/04

Filer/ Entity:          Janus Aspen Series
Registration No.:       811-07736
CIK No.                 0000906185
Accession No.:          0000906185-04-000010
Date of Filing:         8/20/04

Filer/Entity:           JP Morgan Series Trust II
Registration No.:       811-08212
CIK No.:                0000916118
Accession No.:          0001047469-04-027877
Date of Filing:         9/2/04

Filer/Entity:           Lazard Retirement Series, Inc.
Registration No.:       811-08071
CIK No.:                0001033669
Accession No.:          0000930413-04-004319
Date of Filing:         9/3/04

Filer/Entity:           MFS Variable Insurance Trust
Registration No.:       811-08326
CIK No.:                0000918571
Accession No.:          0000950156-04-000192
Date of Filing:         8/31/04

Filer/Entity:           Neuberger Berman Advisers Management Trust
Registration No.:       811-04255
CIK No.:                0000736913
Accession No.:          0000894579-04-000119
Date of Filing:         8/31/04

Filer/Entity:           Scudder Variable Series II
Registration No.:       811-05002
CIK No.:                0000810573
Accession No.:          0000088053-04-000742
Date of Filing:         9/3/04

Filer/Entity:           T. Rowe Price Equity Series Inc. - Equity Income Portfolio
Registration No.:       811-07143
CIK No.:                0000918294
Accession No.:          0000918294/04/000029
Date of Filing:         8/17/04

Filer/Entity:           T. Rowe Price Equity Series Inc. - Mid-Cap Growth Portfolio
Registration No.:       811-07143
CIK No.:                0000918294
Accession No.:          0000918294-04-000042
Date of Filing:         8/25/04

Filer/Entity:           T. Rowe Price Equity Series Inc. - New America Growth Portfolio
Registration No.:       811-07143
CIK No.:                0000918294
Accession No.:          0000918294-04-000041
Date of Filing:         8/25/04

Filer/Entity            The Prudential Series Fund, Inc.
Registration No.:       811-03623
CIK No.                 0000711175
Accession No.:          0001193125-04-152307
Date of Filing:         9/3/04

If you have any questions regarding this filing, please contact me at (973) 802-9750.

                                                              Sincerely,

                                                              /s/Diane Brand
                                                              Diane Brand
                                                              Vice President, Corporate Counsel

[GRAPHIC OMITTED]
                                                                                                                         Louis Robinson
                                                                                                             Vice President, Operations
                                                                                                                        Group Insurance

                                                                                            The Prudential Insurance Company of America
                                                                                                     2101 Welsh Road, Dresher PA  19025

August 2004

Dear Valued Customer:

Enclosed are the June 30, 2004 Semi-Annual Reports for the investment options available under your
Group Variable Universal Life Insurance (GVUL) coverage. Please note that some of the Semi-Annual Reports may include information on funds that are not available under your coverage.

If you have any questions about your insurance, or need further information about the investment options available to you, please call our GVUL Customer Service Center at 800-562-9874, Monday to Friday, 8:00 am - 6:00 pm, Eastern time.

Sincerely,

/s/Louis Robinson
Louis Robinson
Vice President, Operations
Group Insurance

/enclosures

Group Variable Universal Life Insurance (Contract Series: 89759) is issued by The Prudential Insurance Company of America, 751 Broad
Street, Newark, NJ  07102-3177, a Prudential Financial company and is distributed by Prudential Investment Management Services LLC,
Three Gateway Center, 14th Floor, Newark, NJ  07102-4077, a registered broker/dealer and a Prudential Financial company.

Group Variable Universal Life Insurance (Contract Series: 89759)                      Registered Principal
Is issued by The Prudential Insurance Company of America                                                           Securities products
offered through
751 Broad Street, Newark, NJ  07102                                                  Pruco Securities, LLC
                                                                            A Prudential Financial company
IFS-A095330  Ed. 8/2004                                                751 Broad Street, Newark NJ  07102-3777

[GRAPHIC OMITTED]
                                                                                                                         Louis Robinson
                                                                                                             Vice President, Operations
                                                                                                                        Group Insurance

                                                                                            The Prudential Insurance Company of America
                                                                                                     2101 Welsh Road, Dresher PA  19025

August 2004

Dear Valued Customer:

Enclosed are the June 30, 2004 Semi-Annual Reports for the investment options available under the AICPA Group Variable Universal Life
Insurance (GVUL) coverage. Please note that some of the Semi-Annual Reports may include information on funds that are not available under your coverage.

If you have any questions about your insurance, or need further information about the investment options available to you, please call Aon Securities Corporation at 800-223-7473.

Sincerely,

/s/Louis Robinson
Louis Robinson
Vice President, Operations
Group Insurance

/enclosures

Group Variable Universal Life Insurance (Contract Series: 89759) is issued by The Prudential Insurance Company of America (Prudential
Insurance), a Prudential Financial company, 751 Broad Street, Newark, NJ  07102-3177 and is distributed by Prudential Investment
Management Services LLC, a registered broker/dealer and a Prudential Financial company, and is offered through Aon Securities
Corporation, Member NASD/SIPC, One Whitehall Street, New York, NY  10004-2109, 1-800-223-7473. PIMS is located  at Three Gateway
Center, 14th Floor, Newark, NJ  07102-4077.  The Plan Agent of the AICPA Insurance Trust is Aon Insurance Services. Aon Securities
Corporation and Aon Insurance Services are not affiliated with either Prudential Insurance or PIMS

Group Variable Universal Life Insurance (Contract Series: 89759)                      Registered Principal
Is issued by The Prudential Insurance Company of America                                                           Securities products
offered through
751 Broad Street, Newark, NJ  07102                                                  Pruco Securities, LLC
                                                                            A Prudential Financial company
IFS-A095331  Ed. 8/2004                                                751 Broad Street, Newark NJ  07102-3777